Cover	Apr. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity File Number	333-213608
Entity Registrant Name	SHENGSHI ELEVATOR INTERNATIONAL HOLDING GROUP, INC.
Entity Central Index Key	0001673504
Entity Tax Identification Number	38-3995730
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2106
Entity Address, Address Line Two	Beautiful Group Tower
Entity Address, Address Line Three	77 Connaught Road Central
Entity Address, City or Town	Hong Kong 00000
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	4620 9298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false